SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 1,608,164	$ 1,608,164
Less: accumulated depreciation	(1,493,313)	(1,476,835)
Property and equipment, net	114,851	131,329
Housing And Welfare [Member]
Property, Plant and Equipment [Line Items]
Total	4,312	4,312
Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	4,013	4,013
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Total	5,605	5,605
Support Equipment and Facilities [Member]
Property, Plant and Equipment [Line Items]
Total	93,049	93,049
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Total	1,499,535	1,499,535
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,650	$ 1,650